Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Balance, beginning of year	$ 2,448	$ 1,132
Net remeasurement of impairment loss allowance	10,352	1,316
Balance, end of year	$ 12,800	$ 2,448